Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets
Intangible assets	$ 6,445	$ 5,000
Net operating losses	9,443	3,023
Stock-based compensation	1,610	290
Research and development credits	1,487	560
Accrued bonuses	187	65
Total deferred tax assets	19,172	8,938
Valuation allowance	(19,129)	(8,910)
Deferred tax assets, net of valuation allowance	43	28
Deferred tax liabilities
Depreciation	(13)	(11)
Others	(30)	(17)
Total deferred tax liabilities	(43)	(28)
Total net deferred taxes	$ 0	$ 0